Organization and Description of Business (Details) $ in Thousands	Mar. 31, 2020 USD ($) room unit hotel	Dec. 31, 2019 USD ($) room unit hotel	Dec. 31, 2018 USD ($)	Sep. 30, 2017 hotel
Real Estate Properties [Line Items]
Number of hotel properties				24
Number of rooms | room	24,746	24,943
Number of rooms owned, net of partnership interest | room	24,719	24,916
Investment in unconsolidated entity | $	$ 2,801	$ 2,829	$ 4,489
World Quest Resort
Real Estate Properties [Line Items]
Number of rooms | unit	90	90
OpenKey
Real Estate Properties [Line Items]
Ownership percentage	17.10%	17.00%	16.30%
Investment in unconsolidated entity | $	$ 2,801	$ 2,829	$ 2,593
Wholly Owned Properties
Real Estate Properties [Line Items]
Number of hotel properties	114	115
Majority Owned Properties
Real Estate Properties [Line Items]
Number of hotel properties	2	2
Subsidiaries
Real Estate Properties [Line Items]
Number of hotel properties	116	117
Number of hotel properties managed by affiliates	79	80
Number of hotel properties suspended	23